OTHER LIABILITIES - NON CURRENT AND CURRENT (Other Liabilities - Non-Current) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Post-employment benefits	$ 573,834	$ 673,453
Other employee benefits	73,502	93,194
Asset retirement obligation	80,543	104,455
Put option liability	0	249,264
Other	38,082	28,632
Other liabilities – Non-current	$ 765,961	$ 1,148,998